Contingent Liabilities, Commitments, Claims and Liens	12 Months Ended
Dec. 31, 2019
Contingent Liabilities Commitments And Liens [Abstract]
CONTINGENT LIABILITIES, COMMITMENTS, CLAIMS AND LIENS
NOTE 16:-	CONTINGENT LIABILITIES, COMMITMENTS, CLAIMS AND LIENS

a.	The Israel Securities Authority Administrative Letter of Claims against the Company:

From 2014 until 2017, the Company was subject to an administrative inquiry initiated by the Israel Securities Authority ("ISA") which claimed that the Company allegedly breached certain disclosure duties with respect to the termination of a certain license agreement between the Company and Ramot at Tel-Aviv University Ltd. ("Ramot"). In April 2017, the Company settled the administrative inquiry and admitted (within the parameters of the administrative procedures) to certain breaches of disclosure duties, as prescribed under Israeli securities laws. The Company paid an administrative monetary sanction of $43 (the "Administrative Monetary Sum"). The entire Administrative Monetary Sum was paid by the Company during 2018.

In connection with the Administrative Monetary Sum, and pursuant to that certain provision under that certain investment agreement as of 2016 with a third-party investor (the "Investor"), the Company had to indemnify the Investor on the entire Administrative Monetary Sum, by way of cash payment or by equity payment, at the discretion of the third party. As of December 31, 2019, the Company's debt to the Investor is still outstanding, and therefore a provision in the amount of $43 was recorded.

b.	New License Agreement with Ramot at Tel Aviv University Ltd.:

In February 2016, the Company entered into an exclusive, irrevocable, worldwide research and license agreement with Ramot for a patent application relating to methods for treatment of cognitive decline with low doses of tetrahydrocannabinol (the "Ramot License Agreement"). The Company undertook to pay certain expenses in relation to certain IP covered under the Ramot License Agreement, and to fund further research in an amount of approximately $62. In addition, certain milestones fees and payments were set under the Ramot License Agreement.

On March 13, 2019, further to discussions between the Company and Ramot, the Company notified Ramot of its intent to terminate the Ramot License Agreement, and it was effectively terminated on May 13, 2019, without any additional costs borne by the Company. At the date of termination of the Ramot License Agreement and as of the Approval Date, the Company does not believe that said termination will have a material effect on the Company's operations and business.

c.	License Agreement with Dekel Pharmaceuticals Ltd.:

In May 2015, the Company entered into an exclusive, irrevocable, worldwide license agreement with Dekel Pharmaceuticals Ltd. (a private company controlled by the Company's Executive Chairman and former interim Chief Executive Officer, Dr. Ascher Shmulewitz) ("Dekel") for certain technology and one granted U.S. patent related to compositions and methods for treating inflammatory disorders (the "Dekel License Agreement"). The Dekel License Agreement became effective in August 2015.

Pursuant to the Dekel License Agreement, the Company is obligated to pay Dekel fees based on specific milestones and royalties upon commercialization. The milestone payments include: (i) $25 upon the successful completion of preclinical trials (which milestone was met in November 2016; this milestone was paid in cash in March 2017); (ii) $75 upon the successful completion of a Phase I/IIa trial; and (iii) $75 upon the earlier of generating net revenues of at least $200 from the commercialization of the technology or the approval of the U.S. Food and Drug Administration or the European Medicines Agency, of a drug based on the licensed assets. In each case, and subject to the Company's discretion, the respective milestone payments are payable in cash or equity based on a price per ordinary share of NIS 0.5. The royalty payments are 8% for commercialization and 35% pursuant to a sub-license of the licensed assets. The patent expiration dates of any patents maturing from this application would likely be 2029.

On July 14, 2019, an amendment to the Dekel License Agreement was signed (the "Amendment"), which encompasses the Company and Dekel's original intention to exclude certain consumer packaged goods (meaning, inter alia, food, beverage, cosmetics, pet products and hemp based products, which are sources of nutrients or other substances which may have a nutritional effect) from the scope of the licensed products and the field of activity of the Company described in the Dekel License Agreement, which intention was not reflected in the Dekel License Agreement; therefore, the parties agreed to amend the Dekel License Agreement to reflect the foregoing clarification, as well as certain additional less material matters as discussed in the Amendment.

The Amendment also prescribes for a specific development plan under the Dekel License Agreement requiring the Company to invest in the licensed technology (as defined under the License Agreement) formulation development and maintenance a total annual investment to be capped at $350. The Amendment also included a non-compete and non-solicitation obligation by Dekel and Dr. Ascher Shmulewitz, the Executive Chairman of the Board and former interim Chief Executive Officer, towards the Company's field of activity.

On November 13, 2019, an additional milestone under the Dekel License Agreement, in the amount of $75, was reached upon the successful completion of a Phase IIa clinical trial. The Company paid the milestone amount on April 13, 2020; accordingly, a provision in the full amount of the milestone was recorded as of December 31, 2019.

d.	Agreement with FGK Clinical Research:

On November 16, 2017, the Company entered into an agreement with FGK Clinical Research GmbH ("FGK") to perform clinical research activities for the Tourette syndrome study that was intended to be performed in Germany during 2018. According to the agreement, FGK will provide, inter alia, regulatory writing and submissions, CRF services, supervision of the study conduct, data management and statistical analysis. During the year ended on December 31, 2019, the Company paid FGK $17 under the agreement. As of December 31, 2019, the agreement was put on hold.

e.	License Agreement with Yissum Research Development Company of the Hebrew University of Jerusalem Ltd. ("Yissum"):

On July 29, 2018, the Company entered into an exclusive, worldwide, sublicensable, royalty-bearing license with Yissum for a license to make commercial use of the licensed technology, in order to develop, obtain regulatory approvals, manufacture, market, distribute or sell products, all within the field and the territory only, as determined in the agreement (the "Yissum License Agreement"). According to the Yissum License Agreement, the Company shall pay Yissum royalties at the rates of future net sales, subject to the royalty reductions as described in the Yissum License Agreement. The Company is also obligated to pay sublicense fees out of the sublicense consideration. All right, title and interest in and to the Yissum License Agreement shall vest solely in Yissum, and the Company shall hold and make use of the rights granted. All rights in the development results shall be solely owned by the Company, except to the extent that an employee of Yissum, including the researcher, is considered an inventor of a patentable invention arising from the development results, in which case such invention and all patent applications and/or patents claiming such invention shall be owned jointly by the Company and Yissum, as appropriate, and Yissum's share in such joint patents shall be automatically included in the Yissum License Agreement.

As of December 31, 2019, the Company's expenses due to the research program of the Yissum License Agreement and additional reimbursement for historical patent costs are approximately $133. Accordingly, a provision in that amount was recorded.

f.	Investigator-initiated study contract with Hannover Medical School:

On April 11, 2017, the Company entered into an investigator-initiated study contract with Hannover Medical School ("MHH") to conduct during 2018 a phase IIb clinical trial titled "A Randomized, Double-Blind, Placebo controlled study to Evaluate the Safety, Tolerability and Efficacy of Up to Twice Daily Oral THX-110 in Treating Adults with Tourette Syndrome" in treating approximately 20 Tourette syndrome subjects aged 18 to 65. Upon the execution of the agreement the Company paid the first installment in the amount of $122 out of a total estimated amount of approximately $776. Due to regulatory and strategic reasons, the Company decided to change the study design from investigator-initiated to an industry sponsored trial. During October 2017, a discussion was carried out between the Company and MHH and the latter was informed about this change and a termination letter stating the above was sent to MHH on November 19, 2017. MHH has acknowledged that part of the first instalment that was paid by the Company, in accordance with the initial agreement, will be used to set-off amounts owed under a new agreement or will be paid back to the Company.

On August 13, 2018, the Company entered into an agreement with MHH to conduct a clinical investigation and laboratory services for a randomized, double-blind, placebo-controlled proof of concept study to evaluate the safety, tolerability and efficacy of daily oral THX-110 in treating adults with Tourette syndrome in an estimated amount of $835.

g.	During October 2019, the Company received a letter of demand from a former service provider (the "Service Provider") outlining an alleged debt of approximately $85. The Company rejects all such claims which are not supported by the facts and denies any outstanding debt owed to the service provider by the Company and under the circumstances, the Company's management estimates that no provision is required as of December 31, 2019. In addition, as of the Approval Date, no formal claim was filed by the Service Provider on this matter.